Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited)
As of June 30, 2026

Shares or Principal Amount	Description	Value
	BANK LOANS – 31.1%
	FRANCE – 0.2%
	Atos S.E.:
1,128,424	1.000%, (3-Month Euribor + 100 basis points), 12/17/2032(1),(2),(6)	$915,992
		915,992
	GERMANY – 3.8%
	Varta AG:
5,058,300	5.635%, 12/31/2027(2),(3),(4),(5),(6)	4,539,203
401,849	5.635%, 12/31/2027(2),(3),(4),(5),(6)	360,610
431,808	5.635%, 12/31/2027(2),(3),(4),(5),(6)	—
4,176,333	9.885%, 12/31/2027(2),(3),(4),(5),(6)	2,864,884
1,452,173	11.885%, 12/31/2027(2),(3),(4),(5),(6)	1,660,272
4,356,519	Varta Consumer Batteries GmbH, 11.885%, 12/31/2027(2),(3),(4),(5),(6)	4,980,815
		14,405,784
	LUXEMBOURG – 11.2%
	Arvos BidCo Sarl,
$3,671,895	9.428%, 08/30/2027(1),(6)	2,827,359
10,353,227	7.511%, (3-Month Euribor + 550 basis points), 08/30/2027(1),(2),(6)	9,114,381
	Arvos Holdco SARL:
790,298	0.500%, 11/29/2027(1),(2)	182,969
$650,621	0.500%, 11/29/2027(1)	133,377
15,625,155	Foundever Group SA, 5.880%, (1-Month Euribor + 375 basis points), 08/28/2028(1),(2),(4),(5)	9,535,050
3,621,964	Takko Luxembourg TL, 15.000%, 10/15/2030(2),(4),(5),(6)	21,035,434
		42,828,570
	NETHERLANDS – 7.4%
	Accell Group Holding B.V.
5,126,938	0.000%, 06/30/2031(1),(2),(4),(5),(6)	1,230,943
8,119,013	0.000%, 05/31/2030(1),(2),(4),(5),(6)	1,949,321
	Compact Bidco BV:
4,427,163	12.000%, 06/30/2029(2),(4),(5),(6)	5,061,581
17,929,146	12.000%, 11/25/2029(2),(4),(5),(6)	20,088,450
		28,330,295
	NORWAY – 4.5%
$5,619,690	Prosafe SE, 11.000%, 12/31/2029(1),(4),(5),(6)	5,296,558
$11,503,990	Prosafe SE, 11.000%, 12/31/2029(1),(4),(5),(6)	11,820,349
		17,116,907
Shares or Principal Amount	Description	Value
	BANK LOANS (continued)
	UNITED KINGDOM – 3.0%
2,236,907	Impala Bidco 0 Ltd. Floating Rate, 8.479%, (Sterling Overnight Index Average + 475 basis points), 06/09/2028(1)	$601,207
9,670,000	Mobico Group PLC, 0.000%, 07/11/2029(1),(3),(4),(5),(12)	9,946,711
	Praesidiad, Ltd.:
318,501	10.149%, 06/30/2026(2),(4),(5),(6)	200,279
318,501	10.149%, 06/30/2026(2),(4),(5),(6)	200,279
639,133	10.149%, 06/30/2026(2),(4),(5),(6)	401,897
102,070	10.149%, 09/30/2027(1),(2),(4),(5),(6)	64,183
401,279	10.149%, 09/30/2027(1),(2),(4),(5),(6)	252,330
		11,666,886
	UNITED STATES – 1.0%
$7,292,738	Foundever Worldwide Corp., 7.711%, (1-Month Term SOFR + 386 basis points), 08/28/2028(1),(4),(5)	3,650,927

	TOTAL BANK LOANS (Cost $118,555,639)	118,915,361

	CORPORATE DEBT SECURITIES – 0.0%
	UNITED STATES – 0.0%
$98,705	Voyager Aviation Holdings, LLC, 8.500%, 05/09/2026(4),(7),(8)	—

	TOTAL CORPORATE DEBT SECURITIES (Cost $71,303)	0

	INTERNATIONAL DEBT SECURITIES – 21.5%
	AUSTRALIA – 0.0%
	Quintis Australia Pty, Ltd., Corporate Debt:
$8,538	7.500%, 10/01/2026(4),(6),(7)	674
$117,000	12.000%, 10/01/2028(4),(6),(7)	—
		674
	BERMUDA – 4.0%
$15,125,000	Floatel International, Ltd., 9.750%, 04/10/2029	15,216,993

	CANADA – 3.0%
$11,440,000	Acerta Energy, Ltd., 12.000%, 03/27/2031(7)	11,497,829

	FRANCE – 1.7%
8,088,000	Atos Group, 1.040%, 12/18/2032(2)	6,628,683

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of June 30, 2026

Shares or Principal Amount	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	GERMANY – 4.2%
500,000	BRANICKS Group A.G., 2.250%, 09/22/2026(2),(7)	$329,088
15,492,441	Standard Profil Automotive GmbH, 8.500%, 01/01/2030(2),(4),(5)	15,675,589
		16,004,677
	LUXEMBOURG – 0.5%
3,749,462	Ferralum Metals Group SA, 10.000%, 12/30/2026(2),(4),(5)	—
8,251,879	HAWK MIDCO SARL, 7.000%, 01/06/2030 (2),(4),(5),(6)	1,918,325
	NCO Invest SA:
10,536,245	10.000%, 12/30/2026(2),(4),(5),(9)	—
3,890,045	10.000%, 12/30/2026(2),(4),(5),(9)	—
		1,918,325
	NORWAY – 2.6%
$6,499,999	Jacktel A/S, 10.000%, 10/10/2029	6,625,345
$3,000,000	Moreld AS, 9.875%, 02/11/2030	3,094,599
355,745	OCV Recovery AS, 2.000%, 12/31/2026(6),(7),(10)	251,651
		9,971,595
	UNITED KINGDOM – 5.5%
$5,100,000	Cornish Metals plc, 13.500%. 05/21/2032(7)	5,291,264
	Frigo Debtco PLC:
12,171,783	10.000%, 04/27/2028(6)	4,383,527
2,800,882	12.000%, 04/27/2028(6)	2,625,829
	Galileo Global Technologies Ltd
$668,402	0.000%, 03/04/2028 (4),(5)	—
$3,682,246	13.750%, 03/04/2028(4),(5),(6)	3,682,246
$3,340,351	13.750%, 03/04/2028(4),(5)	3,340,351
$3,317,754	13.750%, 03/04/2028(4),(5),(8)	1,924,297
1,153,513	Mcom Investments, Ltd., 0.000%, 09/30/2026(2),(4),(5),(6)	—
		21,247,514
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $100,053,285)	82,486,290

	INTERNATIONAL EQUITIES – 19.8%
	BERMUDA – 1.9%
862,247	Odfjell Drilling, Ltd.	7,301,935

	CYPRUS – 2.9%
14,509,114	SED Energy Holdings PLC	11,304,661
Shares or Principal Amount	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	LUXEMBOURG – 5.4%
1,549,246	Constellation Oil Services Holding SA(9)	$20,509,446

	NORWAY – 4.6%
14,698,368	Dolphin Drilling A/S(9)	3,609,421
9,760,901	Jacktel AS	5,326,548
2,147,388	Moreld AS	4,101,423
10,775,841	Prosafe SE(9)	4,453,862
		17,491,254
	UNITED KINGDOM – 5.0%
6,810,379	Gym Group PLC(9)	19,072,388

	TOTAL INTERNATIONAL EQUITIES (Cost $48,847,106)	75,679,684

	PRIVATE COMPANIES – 4.6%
	AUSTRALIA – 0.0%
$65,000	Quintis Australia Pty, Ltd., Common Shares(4),(5)	—

	BERMUDA – 0.1%
439,483	FLOATEL INT LTD(4),(5),(9)	350,255
$436,438	FLOATEL INT LTD, Warrants, 03/17/2025(4),(5),(9)	—
		350,255
	CANADA – 0.2%
58,576	Acerta Energy, Ltd., Warrants, 3/28/2031(4),(5)	703,509

	FRANCE – 1.0%
1,179,113	Colisee Group SAS(4),(5)	3,752,156
38,738	Colisee Group SAS, Warrants, 12/31/2049(4),(5)	123,271
		3,875,427
	GERMANY – 0.2%
3,479,875	VARTA AKTIENGESELLSCHAFT(4),(5),(9)	517,211
2,864,834	Johanna 410 Vermögensverwaltungs GmbH(4),(5),(9)	33
		517,244
	LUXEMBOURG – 2.8%
355,252	Altice France Lux 3 / Altice Holdings 1(4),(5)	7,107,802
3,500	Avation PLC, Warrants, 11/01/2026(9)	1,161
331,734	Bond HoldCo SA, Class A Shares(4),(5)	—
328,661	Hawk TopCo SA I A(4),(5),(9)	169,091

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of June 30, 2026

Shares or Principal Amount	Description	Value
	PRIVATE COMPANIES (continued)
	LUXEMBOURG (continued)
328,656	Hawk TopCo SA II A(4),(5),(9)	$169,089
328,656	Hawk TopCo SA III A(4),(5),(9)	169,089
328,656	Hawk TopCo SA IV A(4),(5),(9)	169,089
328,656	Hawk TopCo SA IX A(4),(5),(9)	169,089
328,656	Hawk TopCo SA V A(4),(5),(9)	169,089
328,656	Hawk TopCo SA VI A(4),(5),(9)	169,089
328,656	Hawk TopCo SA VII A(4),(5),(9)	169,089
328,656	Hawk TopCo SA VIII A(4),(5),(9)	169,089
328,656	Hawk TopCo SA X A(4),(5),(9)	169,089
1,269,003	Kleopatra Topco S.A.(4),(5)	2,031,194
29,130,535	Paper Industries TopCo, Ltd., Common Shares(4),(5)	6,828
2,001	REED BIDCO LIMITED(4),(5)	14,870
1,642,591	Takko, A Shares(4),(5),(9)	—
1,642,591	Takko, B Shares(4),(5),(9)	—
1,642,591	Takko, C Shares(4),(5),(9)	—
1,642,591	Takko, D Shares(4),(5),(9)	—
1,642,591	Takko, E Shares(4),(5),(9)	—
1,642,591	Takko, F Shares(4),(5),(9)	—
1,642,591	Takko, G Shares(4),(5),(9)	—
1,642,591	Takko, H Shares(4),(5),(9)	—
1,642,591	Takko, I Shares(4),(5),(9)	—
1,642,591	Takko, J Shares(4),(5),(9)	—
		10,852,747
	NETHERLANDS – 0.2%
650,714	Compact Bidco BV, Common Shares(4),(5)	743,962

	UNITED KINGDOM – 0.1%
5,956	Frigo Debtco PLC, Common Shares(4),(5)	13,619
9,570	Frigo Newco 1 Ltd., Common Shares(4),(5)	21,883
234	PALOMINO TOPCO LIMITED(4),(5)	13,109
235	PALOMINO TOPCO LIMITED(4),(5)	444,659
		493,270
	TOTAL PRIVATE COMPANIES (Cost $11,484,353)	17,536,414

	U.S. GOVERNMENT & AGENCIES – 8.1%
	UNITED STATES – 8.1%
$31,000,000	United States Treasury Note, 1.500%, 08/15/2026	30,908,890

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $30,914,447)	30,908,890
Shares or Principal Amount or Contracts	Description	Value
	PURCHASED OPTIONS CONTRACTS – 0.8%
	PUT OPTIONS – 0.8%
$2,520	EURO STOXX 600 Index(9)
	Broker: Citigroup
	Expiration Date: 12/20/2027
	Exercise Price: $570
	Notional Value: $14,364,000	$3,169,231
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $3,999,302)	3,169,231

	SHORT-TERM INVESTMENTS – 9.0%
	UNITED STATES – 9.0%
34,327,388	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 3.535%(11)	34,327,388
	TOTAL SHORT-TERM INVESTMENTS (Cost $34,327,388)	34,327,388

	TOTAL INVESTMENTS – 94.8% (Cost $348,252,823)	363,023,258
	Other Assets in Excess of Liabilities – 5.2%	20,042,963
	TOTAL NET ASSETS – 100.0%	$383,066,221

	WRITTEN OPTIONS CONTRACT – (0.4)%
	PUT OPTIONS – (0.4)%
(2,520)	EURO STOXX 600 Index(9)
	Broker: Citigroup
	Expiration Date: 12/20/2027
	Exercise Price: $500
	Notional Value: $12,600,000	$(1,620,630)
	TOTAL WRITTEN OPTIONS CONTRACT (Proceeds $2,099,268)	$(1,620,630)

(1)	Floating rate security. Rate as of June 30, 2026 is disclosed.
(2)	Principal amount shown in Euro; value shown in U.S. Dollars.
(3)	Investment made through a participation in a settlement claim.
(4)	Fair valued using significant unobservable inputs.
(5)	Restricted investment as to resale.
(6)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At June 30, 2026, the total value of these securities is $17,370,506, representing 4.5% of net assets.
(8)	Security is in default.
(9)	Non-income producing security.
(10)	Principal amount shown in Norwegian Krone; value shown in U.S. Dollars.
(11)	The rate is the annualized seven-day yield as of June 30, 2026.
(12)	This Investment or portion thereof was not funded as of June 30, 2026. The Fund had $8,380,667 at par value in unfunded commitments as of June 30, 2026.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of June 30, 2026

At June 30, 2026, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Currency Purchased	Currency Sold	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
Euro	U.S. Dollar	9/17/2026	Citibank	16,643,721	$19,091,295	$(82,252)
Japanese Yen	U.S. Dollar	9/17/2026	Citibank	1,413,524,984	8,752,704	(140,584)
Norwegian Krone	U.S. Dollar	9/17/2026	Citibank	31,691,776	3,199,192	(20,566)
U.S. Dollars	U.S. Dollar	9/17/2026	Citibank	811,702	811,702	(2,238)
					$31,854,893	$(245,640)

U.S. Dollar	British Pound	9/17/2026	Citibank	14,382,547	$19,089,207	$199,995
U.S. Dollar	Canadian Dollar	9/17/2026	Citibank	957,261	677,091	10,182
U.S. Dollar	Euro	9/17/2026	Citibank	133,195,224	152,782,501	2,015,842
U.S. Dollar	Norwegian Krone	9/17/2026	Citibank	628,524,858	63,447,742	2,313,843
					$235,996,541	$4,539,862
Total						$4,294,222

At June 30, 2026, the BlueBay Destra International Event-Driven Credit Fund had open swap contracts as set forth below:

Centrally Cleared Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)		Premium (Paid) Received	Value	Unrealized Appreciation/ (Depreciation)
Markit iTraxx Europe Crossover Index Swap(2)	Morgan Stanley	5.000%/Quarterly	6/20/2031	EUR	47,000,000	$3,763,544	$(5,958,214)	$(2,194,670)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is iTraxx Europe Crossover Series 45 version 1.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of June 30, 2026

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at June 30, 2026 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Accell Group Holding B.V., 0.000%	6/4/2025	$3,898,222	$1,230,943	0.3%
Accell Group Holding B.V., 0.000%	6/4/2025	6,587,864	1,949,321	0.5
Acerta Energy Ltd., Warrants	3/23/2026	—	703,509	0.2
Altice France Lux 3 / Altice Holdings 1	11/24/2025	6,495,329	7,107,802	1.9
Bond HoldCo SA, Class A Shares	5/31/2024	3,601	—	—
Colisee Group SAS	4/24/2026	1,597,040	3,752,156	1.0
Colisee Group SAS	4/24/2026	51,217	123,271	—
Compact Bidco BV, 12.000%	11/25/2024	19,143,447	20,088,450	5.3
Compact Bidco BV, 12.000%	3/28/2025	4,841,074	5,061,581	1.3
Compact Bidco BV, Common Shares	11/28/2024	—	743,962	0.2
Ferralum Metals Group SA, 10.000%	05/31/2024	—	—	—
FLOATEL INT LTD	10/03/2024	422,667	350,255	0.1
FLOATEL INT LTD, Warrants	01/13/2021	27,075	—	—
Foundever Group SA, 5.880%	11/06/2024	11,624,357	9,535,050	2.5
Foundever Worldwide Corp., 7.711%	11/05/2024	5,492,958	3,650,927	1.0
Frigo Debtco PLC, Common Shares	2/21/2023	—	13,619	—
Frigo Newco 1 Ltd., Common Shares	10/30/2023	224,493	21,883	—
Galileo Global Technologies Ltd, 0.000%	11/17/2025	—	—	—
Galileo Global Technologies Ltd, 13.750%	12/10/2025	3,340,351	3,682,246	1.0
Galileo Global Technologies Ltd, 13.750%	12/10/2025	—	3,340,351	0.9
Galileo Global Technologies Ltd, 13.750%	02/14/2025	3,317,754	1,924,297	0.5
HAWK MIDCO SARL, 7.000%	11/10/2025	18,648,509	1,918,325	0.5
Hawk TopCo SA I A	11/10/2025	—	169,091	—
Hawk TopCo SA II A	11/10/2025	—	169,089	—
Hawk TopCo SA III A	11/10/2025	—	169,089	—
Hawk TopCo SA IV A	11/10/2025	—	169,089	—
Hawk TopCo SA IX A	11/10/2025	—	169,089	—
Hawk TopCo SA V A	11/10/2025	—	169,089	—
Hawk TopCo SA VI A	11/10/2025	—	169,089	—
Hawk TopCo SA VII A	11/10/2025	—	169,089	—
Hawk TopCo SA VIII A	11/10/2025	—	169,089	—
Hawk TopCo SA X A	11/10/2025	—	169,089	—
Johanna 410 Vermögensverwaltungs GmbH	3/26/2025	—	33	—
Kleopatra Topco S.A.	3/12/2026	2,036,575	2,031,194	0.5
Mcom Investments, Ltd., 0.000%	05/31/2024	1,245,855	—	—
Mobico Group PLC, 0.000%	02/09/2026	10,890,626	9,946,711	2.6

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of June 30, 2026

Security Description	Acquisition Date	Cost	Value	% of Net Assets
NCO Invest SA, 10.000%	05/31/2024	$—	$—	—%
NCO Invest SA, 10.000%	05/31/2024	—	—	—
PALOMINO TOPCO LIMITED	3/13/2026	—	13,109	—
PALOMINO TOPCO LIMITED	3/13/2026	—	444,659	0.1
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	626,356	6,828	—
Praesidiad, Ltd., 10.149%	2/21/2025	107,695	64,183	—
Praesidiad, Ltd., 10.149%	2/21/2025	425,308	252,330	0.1
Praesidiad, Ltd., 10.149%	11/8/2023	691,270	401,897	0.1
Praesidiad, Ltd., 10.149%	6/6/2024	347,928	200,279	0.1
Praesidiad, Ltd., 10.149%	6/11/2024	343,044	200,279	0.1
Prosafe SE, 11.000%	07/09/2025	11,503,990	11,820,349	3.1
Prosafe SE, 11.000%	07/21/2025	5,619,690	5,296,558	1.4
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	—	—
REED BIDCO LIMITED	4/10/2026	—	14,870	—
Standard Profil Automotive GmbH, 8.500%	11/04/2025	17,416,219	15,675,589	4.1
Takko Luxembourg TL, 15.000%	2/23/2023	4,147,107	21,035,434	5.5
Takko, A Shares	2/23/2023	—	—	—
Takko, B Shares	2/23/2023	—	—	—
Takko, C Shares	2/23/2023	—	—	—
Takko, D Shares	2/23/2023	—	—	—
Takko, E Shares	2/23/2023	—	—	—
Takko, F Shares	2/23/2023	—	—	—
Takko, G Shares	2/23/2023	—	—	—
Takko, H Shares	2/23/2023	—	—	—
Takko, I Shares	2/23/2023	—	—	—
Takko, J Shares	2/23/2023	—	—	—
Varta AG, 11.885%	3/25/2025	1,652,296	1,660,272	0.5
Varta AG, 5.635%	3/26/2025	4,859,752	4,539,203	1.2
Varta AG, 5.635%	3/26/2025	384,797	360,610	0.1
Varta AG, 5.635%	3/26/2025	303,372	—	—
Varta AG, 9.885%	3/26/2025	3,944,098	2,864,884	0.8
Varta Consumer Batteries GmbH, 11.885%	3/25/2025	4,882,492	4,980,815	1.3
VARTA AKTIENGESELLSCHAFT	3/26/2025	—	517,211	0.2
Total		$157,144,428	$149,216,137	39.0%